Non-Current Liabilities - Employee Benefits	12 Months Ended
Dec. 31, 2022
Non-Current Liabilities - Employee Benefits [Abstract]
Non-current liabilities - employee benefits

Note 18. Non-current liabilities - employee benefits

	Consolidated		Consolidated
	2022	2021	2022
	AUD$	AUD$	$

Employee benefits	203,636	818,190	138,339

The company’s liabilities for severance pay retirement and pension pursuant to Israeli law and employment agreements are recognized by full - in part by managers’ insurance policies, for which the company makes monthly payments and accrued amounts in severance pay funds and the rest by the liabilities which are included in the financial statements.

The amounts funded displayed above include amounts deposited in severance pay funds with the addition of accrued income. According to the Severance Pay Law, the aforementioned amounts may not be withdrawn or mortgaged as long as the employer’s obligations have not been fulfilled in compliance with Israeli law.

Statement of financial position amounts

The amounts recognized in the statement of financial position are determined as follows:

	Consolidated		Consolidated
	2022	2021	2022
	AUD$	AUD$	$

Present value of the defined benefit obligation	313,227	1,026,565	212,790
Fair value of defined benefit plan assets	(109,591)	(208,375)	(74,451)

Net liability in the statement of financial position	203,636	818,190	138,339

Movement in plan assets:

	Consolidated		Consolidated
	2022	2021	2022
	AUD$	AUD$	$

Balance at the beginning of the year	208,375	166,437	141,559
Interest income	3,002	2,472	2,039
Contributions	21,432	20,591	14,560
Payments (withdrawal)	(120,412)	-	(81,801)

Re measurements gain/(loss)
Return on plan assets (excluding interest)	6,432	824	4,370
Foreign exchanges differences	(9,238)	18,051	(6,276)

Balance at the end of the year	109,591	208,375	74,451

Reconciliations

	Consolidated		Consolidated
	2022	2021	2022
	AUD$	AUD$	$

Reconciliation of the present value of the defined benefit obligation
Balance at the beginning of the year	1,026,565	869,550	697,395
Interest cost	11,153	14,831	7,577
Current service cost	40,309	65,917	27,384
Redeemed accrued benefits	(384,273)	-	(261,055)
Actuarial loss/(gains) from financial assumptions	(340,909)	(14,419)	(231,596)
Foreign exchanges differences	(39,618)	90,686	(26,915)

Balance at the end of the year	313,227	1,026,565	212,790